Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 07, 2021	Jun. 03, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2020
Disclosure of transactions between related parties [line items]
Pension contributions to related party transactions			$ 900	$ 900	$ 6,500	$ 1,000	$ 900
Remuneration of the highest paid key manager			200	300	2,200	300	300
Key management personnel compensation			$ 1,000	$ 600	32,100	$ 0	100
Repayments of current borrowings					$ 82,000		$ 1,231
Class A ordinary shares
Disclosure of transactions between related parties [line items]
Reverse recapitalization, share price (in usd per share)		$ 10.00
Number of shares issued (in shares)		10,973,903
PIPE Investors | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Issuance Of Shares In Reverse Recapitalization, Shares		22,400,000
Higi
Disclosure of transactions between related parties [line items]
Notes and debentures issued								$ 5,000
ALP Partners limited | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		200,000
ALP Partners limited | Higi
Disclosure of transactions between related parties [line items]
Repayments of current borrowings	$ 5,400
VNV (Cyprus) Limited | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		500,000
Black Ice Capital Limited | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		500,000
Invik S. A. | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		500,000